Summary of Significant Accounting Policies - Impact of Adoption of ASU2016-02 (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets	$ 471,987		$ 553,576
Total assets	4,156,336		4,386,559			$ 3,905,544
Other accrued expenses	893,149		918,333			756,534
Operating lease liabilities	267,154		350,155
Long-term deferred revenue and other long-term liabilities	224,210		207,992			198,840
Total liabilities	14,461,861		15,321,181			15,947,704
Total stockholders' equity (deficit)	(10,305,525)	$ (10,683,879)	(10,934,622)	$ (11,388,977)	$ (11,853,360)	(12,042,160)	$ (13,046,663)	$ (13,792,150)
Total liabilities and stockholders' equity (deficit)	$ 4,156,336		4,386,559			$ 3,905,544
Accounting Standards Update 2016-02 | DISH DBS (as would have been reported under previous standards) [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total assets			3,832,983
Other accrued expenses			715,361
Long-term deferred revenue and other long-term liabilities			207,543
Total liabilities			14,767,605
Total stockholders' equity (deficit)			(10,934,622)
Total liabilities and stockholders' equity (deficit)			3,832,983
Accounting Standards Update 2016-02 | Impact of adopting ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets			553,576
Total assets			553,576
Other accrued expenses			202,972
Operating lease liabilities			350,155
Long-term deferred revenue and other long-term liabilities			449
Total liabilities			553,576
Total liabilities and stockholders' equity (deficit)			$ 553,576